RELATED PARTY TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Bain Capital Education IV [Member]
Due from Related Parties	¥ 6,604	$ 1,015	¥ 0